Note 8 - Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Shares Available Under Long-term Incentive Plan [Table Text Block]
December 31, 2020
Approved and authorized awards	11,907,006
Awards granted under plan	(9,767,995)
Awards available for future grant	2,139,011

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Stock Options	Exercise Price	Remaining Term in Years	Intrinsic Value (in thousands)
Outstanding at August 22, 2020	-
Awards granted	9,705,495	$10.00
Awards forfeited	-
Exercised	-
Outstanding at December 31, 2020	9,705,495	$10.00	9.7	$57,942

Vested at December 31, 2020	7,204,163	$10.00	9.7	$43,009
Exercisable at December 31, 2020	7,204,163	$10.00	9.7	$43,009